STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net (Loss) Income	$ (73,192)	$ (72,298)	$ (809)
Reconciliation of Net (Loss) Income to Net Cash Provided by Operating Activities
Depreciation Expense	69,219	64,626	62,545
Impairment Loss on Vessel	12,030	0	0
Loss on Contract	0	16,200	0
Dry-dock Expenditures	(16,538)	(11,577)	(5,205)
Amortization of Deferred Finance Costs	1,365	653	653
Deferred Compensation Liability	1,391	1,741	2,450
Compensation- Restricted Shares	1,540	67	2,838
Share-based Compensation	1,258	1,320	60
Other, net	(170)	0	0
Changes in Operating Assets and Liabilities:
Accounts Receivables	17,532	(9,682)	7,326
Accounts Receivables Related party	(11,291)	1,571	0
Inventory	3,538	(3,982)	(755)
Prepaid and Other Current Assets	7,799	(4,167)	927
Accounts Payable and Accrued Liabilities	(7,609)	13,983	(3,151)
Accounts Payable Related party	610	926	0
Deferred Revenue	0	0	(537)
Voyages in Progress	5,233	(5,233)	0
Other Non-current Related party Receivables	(13,282)	(18,941)	0
Other Non-current Assets	0	12,630	(8,590)
Net Cash (Used in) Provided by Operating Activities	(567)	(12,163)	57,752
Cash Flows from Investing Activities
Investment in Marketable Securities	0	(795)	0
Investment in Vessels	(2,745)	(91,536)	(194,426)
Deposit and Loan repayment from (paid to) seller	9,000	10,609	(8,384)
Other, net	(129)	(61)	0
Net Cash Provided by (Used in) Investing Activities	6,126	(81,783)	(202,810)
Cash Flows from Financing Activities
Proceeds from Issuance of Common Stock	75,582	4	136,510
Proceeds from Use of Credit Facility	270,000	155,000	225,000
Repayments on Credit Facility	(250,000)	0	(150,000)
Credit Facility Cost	(6,139)	0	0
Dividends Paid	(63,497)	(54,273)	(79,728)
Net Cash Provided by Financing Activities	25,946	100,731	131,783
Net Increase (Decrease) in Cash and Cash Equivalents	31,505	6,785	(13,275)
Cash and Cash Equivalents at the Beginning of Year	24,006	17,221	30,496
Cash and Cash Equivalents at the End of Year	55,511	24,006	17,221
Cash Paid for Interest	2,928	1,902	1,551
Cash Paid for Taxes	$ 0	$ 0	$ 0